Acquisitions (Tables)	12 Months Ended
Jul. 31, 2021
Business Combinations [Abstract]
Disclosure of detailed information about acquisitions	All transactions have been accounted for by the acquisition method of accounting.

Name	Date of acquisition	Country of incorporation	Shares/asset deal	Acquired %
Old Dominion Supply, Inc.	October 2020	USA	Shares	100%
Atlantic Construction Fabrics, Inc.	November 2020	USA	Assets	100%
Nova Wildcat Amerock Holdings, Inc.	January 2021	USA	Shares	100%
Clarksville Lighting & Appliance, LLC	January 2021	USA	Assets	100%
The Kitchen Showcase, Inc.	June 2021	USA	Assets	100%
Moore Industrial Supply	July 2021	USA	Assets	100%
Canyon Pipe & Supply, Inc.	July 2021	USA	Assets	100%
The assets and liabilities acquired and the consideration for all acquisitions in the year are as follows:

	2021	2020
	$m	$m
Intangible assets:
Software	—	13
Trade names and brands	17	34
Customer relationships	132	101
Other	15	3
Right of use assets	12	30
Property, plant and equipment	11	19
Inventories	51	58
Trade and other receivables	45	62
Cash, cash equivalents and bank overdrafts	13	6
Lease liabilities	(12)	(30)
Trade and other payables	(30)	(28)
Deferred tax	(10)	(11)
Provisions	—	(2)
Total	244	255
Goodwill arising	80	78
Consideration	324	333
Satisfied by:
Cash	299	321
Deferred consideration	25	12
Total consideration	324	333
The net outflow of cash in respect of the purchase of businesses is as follows:

	2021	2020	2019
	$m	$m	$m
Purchase consideration	299	321	656
Deferred and contingent consideration in respect of acquisitions from prior years	49	36	12
Cash consideration	348	357	668
Cash, cash equivalents and bank overdrafts acquired	(13)	(6)	(11)
Net cash outflow in respect of the purchase of businesses	335	351	657